Consolidated Shareholders' Equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,225,500,000	1,249,400,000	[1]
Adjustment for stock options with dilutive effect (in shares)	100,000	100,000
Adjustment for restricted shares (in shares)	5,100,000	4,300,000
Average number of shares used to compute diluted earnings per share (in shares)	1,230,700,000	1,253,800,000	[1]

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.